CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		121 Months Ended	124 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Operating expenses:
General and administrative	$ 836	$ 741	$ 3,662	$ 3,953	$ 15,765	$ 16,481
Research and development	1,104	790	2,733	2,922	16,712	17,936
Research and development grant received	0	0	0	0	(489)	(489)
Total operating expenses	1,940	1,531	6,395	6,875	31,988	33,928
Loss from operations	(1,940)	(1,531)	(6,395)	(6,875)	(31,988)	(33,928)
Financing cost	0	0	0	0	(519)	(519)
Gain (Loss) on change in fair value of warrant derivative liability	0	235	1,096	(50)	86	86
Interest (expense) income, net	0	(1)	(3)	5	36	36
Loss before provision for income taxes	(1,940)	(1,297)	(5,302)	(6,920)	(32,385)	(34,325)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (1,940)	$ (1,297)	$ (5,302)	$ (6,920)	$ (32,385)	$ (34,325)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.07)	$ (0.06)	$ (0.21)	$ (0.32)
Weighted average shares outstanding (in shares)	27,325,378	22,834,538	24,816,481	21,805,211